Annual Operating Expenses - FidelityAdvisorSeriesEquityGrowthFund-PRO - FidelityAdvisorSeriesEquityGrowthFund-PRO - Fidelity Advisor Series Equity Growth Fund - Fidelity Advisor Series Equity Growth Fund
Jan. 28, 2023
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none